Class A and Class C Shares | Financial Square Government Fund
Financial Square Government Fund—Summary
Investment Objective
The Goldman Sachs Financial Square Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Information about sales charge waivers is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class C Shares” beginning on page 36 and in “Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts” on page 60 of the Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Class A and Class C Shares - Financial Square Government Fund		Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases		none	none
Maximum Deferred Sales Charge (Load)	[1]	none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none
Redemption Fees		none	none
Exchange Fees		none	none
[1]	Class C Shares may be subject to a contingent deferred sales charge ("CDSC") of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Class A and Class C Shares - Financial Square Government Fund		Class A	Class C
Management Fees		0.21%	0.21%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%
Other Expenses		0.02%	0.27%
Service Fees		none	0.25%
All Other Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		0.48%	1.23%
Fee Waiver	[1]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver		0.43%	1.18%
[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund's average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example - Class A and Class C Shares - Financial Square Government Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	44	149	264	599
Class C Shares	220	385	671	1,484

Assuming no redemption at end of period
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Class A and Class C Shares | Financial Square Government Fund | Class C Shares | USD ($)	120	385	671	1,484

Principal Strategy
The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Fund intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act. “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.
Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
  Credit/Default Risk.  An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
  Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
  Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
  Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
  Market Risk.  The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
  Stable NAV Risk.  The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
  U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities, including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) the average annual total returns of the Fund’s Institutional Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-526-7384.
TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL SHARES)
[1]	Because Class A Shares and Class C Shares have not had returns for a full calendar year as of the date of the Prospectus, the figures shown above provide performance for Institutional Shares of the Fund (which are not offered in the Prospectus). Because each share class of the Fund represents interests in the same portfolio of securities, Class A Shares and Class C Shares would have similar returns to Institutional Shares; however, Class A Shares and Class C Shares would have higher expenses than Institutional Shares, which would mean Class A Shares and Class C Shares would have lower performance than Institutional Shares.

The total return for Institutional Shares* for the 9-month period ended September 30, 2017 was 0.52%.

Best Quarter
Q3 ‘07              +1.29%

Worst Quarter
Q1 ‘15                0.00%

* Because Class A Shares and Class C Shares have not had returns for a full calendar year as of the date of the Prospectus, the figures shown above provide performance for Institutional Shares of the Fund (which are not offered in the Prospectus). Because each share class of the Fund represents interests in the same portfolio of securities, Class A Shares and Class C Shares would have similar returns to Institutional Shares; however, Class A Shares and Class C Shares would have higher expenses than Institutional Shares, which would mean Class A Shares and Class C Shares would have lower performance than Institutional Shares.
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2016
Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A and Class C Shares | Financial Square Government Fund | Institutional Shares	[1]	0.29%	0.07%	0.83%	2.71%	Apr. 06, 1993
[1]	Because Class A Shares and Class C Shares have not had returns for a full calendar year as of the date of the Prospectus, the figures shown above provide performance for Institutional Shares of the Fund (which are not offered in the Prospectus). Because each share class of the Fund represents interests in the same portfolio of securities, Class A Shares and Class C Shares would have similar returns to Institutional Shares; however, Class A Shares and Class C Shares would have higher expenses than Institutional Shares, which would mean Class A Shares and Class C Shares would have lower performance than Institutional Shares.